Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share (Parentheticals) - $ / shares	3 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Common Stock subject to possible redemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	10,700,000	10,700,000
Diluted net income per share	$ 0.03	$ 0.23	$ 0.88
Common Stock not subject to possible redemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	2,850,000	2,850,000
Diluted net income per share	$ 0.03	$ 0.23	$ 0.88